UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09915

Small-Cap Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Small-Cap Growth Portfolio                                                                                                      as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.8%

Security	Shares	Value
Aerospace & Defense — 4.7%
AAR Corp. (1)	14,440	$438,110
Alliant Techsystems, Inc. (1)	5,400	590,220
Ceradyne, Inc. (1)	9,505	719,909
		$1,748,239
Auto Components — 0.5%
Noble International, Ltd.	8,360	$177,984
		$177,984
Biotechnology — 1.7%
Martek Biosciences Corp. (1)	21,120	$613,114
		$613,114
Capital Markets — 1.6%
Affiliated Managers Group, Inc. (1)	4,620	$589,096
		$589,096
Chemicals — 5.5%
International Flavors & Fragrances, Inc.	8,890	$469,925
Scotts Miracle-Gro Co., Class A	10,570	451,867
Terra Industries, Inc. (1)	35,805	1,119,264
		$2,041,056
Commercial Services & Supplies — 2.3%
Clean Harbors, Inc. (1)	3,550	$158,046
FTI Consulting, Inc. (1)	13,470	677,676
		$835,722
Communications Equipment — 1.4%
Harris Stratex Networks, Inc., Class A (1)	30,223	$527,996
		$527,996
Computer Peripherals — 1.3%
Brocade Communications Systems, Inc. (1)	44,480	$380,749
Stratasys, Inc. (1)	3,790	104,452
		$485,201
Construction & Engineering — 2.8%
Foster Wheeler, Ltd. (1)	7,750	$1,017,420
		$1,017,420
Distributors — 0.5%
LKQ Corp. (1)	5,030	$175,094
		$175,094

Diversified Consumer Services — 0.7%
DeVry, Inc.	7,030	$260,180
		$260,180
Electric Utilities — 0.7%
ITC Holdings Corp.	5,375	$266,331
		$266,331
Electronic Equipment & Instruments — 3.8%
Daktronics, Inc.	20,275	$551,885
FLIR Systems, Inc. (1)	11,610	643,078
Zygo Corp. (1)	14,840	193,365
		$1,388,328
Energy Equipment & Services — 8.6%
Allis-Chalmers Energy, Inc. (1)	25,080	$475,015
Dresser-Rand Group, Inc. (1)	16,450	702,580
Hornbeck Offshore Services, Inc. (1)	6,525	239,468
ION Geophysical Corp. (1)	39,500	546,285
NATCO Group, Inc., Class A (1)	11,640	602,370
Willbros Group, Inc. (1)	17,971	611,014
		$3,176,732
Health Care Equipment & Supplies — 9.1%
Cooper Cos., Inc., (The)	10,446	$547,579
DJO, Inc. (1)	8,570	420,787
IDEXX Laboratories, Inc. (1)	2,320	254,249
Respironics, Inc. (1)	10,330	496,150
Sirona Dental Systems, Inc. (1)	14,190	506,157
West Pharmaceutical Services, Inc.	12,755	531,373
Wright Medical Group, Inc. (1)	22,480	602,914
		$3,359,209
Health Care Providers & Services — 1.7%
MWI Veterinary Supply, Inc. (1)	9,740	$367,685
VCA Antech, Inc. (1)	6,400	267,200
		$634,885
Hotels, Restaurants & Leisure — 0.6%
Cheesecake Factory, Inc., (The) (1)	10,040	$235,639
		$235,639
Household Durables — 3.0%
Jarden Corp. (1)	18,830	$582,600
Universal Electronics, Inc. (1)	16,710	543,075
		$1,125,675
Household Products — 1.4%
Church & Dwight Co., Inc.	11,295	$531,317
		$531,317

Insurance — 2.9%
Philadelphia Consolidated Holding Corp. (1)	13,730	$567,598
Protective Life Corp.	12,280	521,163
		$1,088,761
IT Services — 3.1%
Euronet Worldwide, Inc. (1)	19,340	$575,752
MoneyGram International, Inc.	26,070	588,921
		$1,164,673
Life Sciences Tools & Services — 0.6%
Bruker BioSciences Corp. (1)	24,230	$213,224
		$213,224
Machinery — 4.6%
Kadant, Inc. (1)	17,710	$495,880
Oshkosh Truck Corp.	9,410	583,138
Titan International, Inc.	19,040	607,757
		$1,686,775
Media — 2.8%
Central European Media Enterprises, Ltd., Class A (1)	6,100	$559,431
Courier Corp.	13,990	492,588
		$1,052,019
Metals & Mining — 5.5%
Aber Diamond Corp.	14,990	$588,015
Cleveland-Cliffs, Inc.	2,130	187,376
IAMGOLD Corp.	35,130	304,577
Meridian Gold, Inc. (1)	11,210	371,051
RTI International Metals, Inc. (1)	7,520	596,035
		$2,047,054
Oil, Gas & Consumable Fuels — 7.9%
Denbury Resources, Inc. (1)	14,800	$661,412
Forest Oil Corp. (1)	13,250	570,280
Petrohawk Energy Corp. (1)	34,580	567,804
Quicksilver Resources, Inc. (1)	11,540	542,957
Range Resources Corp.	14,200	577,372
		$2,919,825
Personal Products — 3.2%
Herbalife, Ltd.	13,300	$604,618
Playtex Products, Inc. (1)	30,665	560,556
		$1,165,174
Pharmaceuticals — 1.5%
Adams Respiratory Therapeutics, Inc. (1)	13,985	$538,982
		$538,982
Road & Rail — 1.3%
Kansas City Southern (1)	11,590	$372,850
Landstar System, Inc.	2,430	101,987
		$474,837

Semiconductors & Semiconductor Equipment — 4.3%
Advanced Energy Industries, Inc. (1)	35,280	$532,728
AMIS Holdings, Inc. (1)	37,690	365,970
Intersil Corp., Class A	5,440	181,859
Verigy, Ltd. (1)	21,300	526,323
		$1,606,880
Software — 2.9%
Parametric Technology Corp. (1)	31,525	$549,166
Sybase, Inc. (1)	22,700	525,051
		$1,074,217
Trading Companies & Distributors — 1.0%
GATX Corp.	8,300	$354,825
		$354,825
Wireless Telecommunication Services — 1.3%
NII Holdings, Inc. (1)	5,950	$488,793
		$488,793
Total Common Stocks (identified cost $27,527,548)		$35,065,257
Short-Term Investments — 6.2%

Description	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 5.01% (2)	2,270	$ 2,269,926
Total Short-Term Investments (identified cost $2,269,926)		$ 2,269,926
Total Investments — 101.0% (identified cost $29,797,474)		$ 37,335,183
Other Assets, Less Liabilities — (1.0)%		$ (359,677)
Net Assets — 100.0%		$ 36,975,506

(1)	Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2007. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2007 was $96,872.

The Portfolio did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$29,829,957
Gross unrealized appreciation	$7,938,774
Gross unrealized depreciation	(433,548)
Net unrealized appreciation	$7,505,226

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 20, 2007

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	November 20, 2007